INCOME TAXES	12 Months Ended
Jun. 30, 2013
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 12 – INCOME TAXES

The provision (benefit) for income taxes for the period ended June 30, 2013 and 2012, assumes a 34% effective tax rate for federal income taxes. The Company has no state income taxes liability:

	June 30, 2013	June 30, 2012

Current tax provision:
Federal	$—	$—
Taxable income - federal	$—	$—

State	$—	$—
Taxable income - state	$—	$—
Total current tax provision	$—	$—

Deferred tax provision:
Federal and State
Total deferred tax provision	$—	$—

The Company had deferred income tax assets as of June 30, 2013 and 2012 are as follows:

	June 30, 2013	June 30, 2012

Loss carryforwards	$917,000	$493,000
Less – valuation allowance	(917,000)	(493,000)
Total net deferred tax assets	$—	$—

The Company provided a valuation allowance equal to the deferred income tax assets for the fiscal years ended June 30, 2013 and 2012, respectively, because it is not presently known whether future taxable income will be sufficient to utilize the loss carryforwards.

At June 30, 2013, the Company had approximately $917,000 in Federal and State tax loss carryforwards that can be utilized in future periods to reduce taxable income, and begin to expire in 2030. Pursuant to Internal Revenue Code Section 382, the future utilization of our net operating loss carryforwards to offset future taxable income may be subject to an annual limitation as a result of ownership changes that may have occurred previously or that could occur in the future.

The Company did not identify any material uncertain tax positions on tax returns that will be filed.

The Company has not filed any of its income tax returns. The fiscal years ended June 30, 2013, 2012, 2011 and 2010 are open for examination.